Commitments and contingencies - Summary of assessments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	$ 252,412
Tax Assessments Penalties And Interest Expense	468,400
Total	720,812
Year 2003 - 2005 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	8,684
Tax Assessments Penalties And Interest Expense	39,402
Total	48,086
Year 2006 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	10,998
Tax Assessments Penalties And Interest Expense	51,565
Total	62,563
Year 2007 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	11,579
Tax Assessments Penalties And Interest Expense	22,102
Total	33,681
Year 2008 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	16,907
Tax Assessments Penalties And Interest Expense	16,923
Total	33,830
Year 2009 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	56,000
Tax Assessments Penalties And Interest Expense	51,604
Total	107,604
Year 2010 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	53,573
Tax Assessments Penalties And Interest Expense	121,952
Total	175,525
Year 2011 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	40,593
Tax Assessments Penalties And Interest Expense	65,366
Total	105,959
Year 2012 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	869
Tax Assessments Penalties And Interest Expense	6,718
Total	7,587
Year 2013 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	48,063
Tax Assessments Penalties And Interest Expense	65,014
Total	113,077
Year 2014 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	181
Tax Assessments Penalties And Interest Expense	3,208
Total	3,389
Year 2015 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	763
Tax Assessments Penalties And Interest Expense	21,894
Total	22,657
Year 2016 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	4,202
Tax Assessments Penalties And Interest Expense	2,652
Total	$ 6,854